Bank Loans, Current and Non Current	12 Months Ended
Dec. 31, 2025
Bank Loans Current and Non Current [Abstract]
BANK LOANS, CURRENT AND NON CURRENT

9. BANK LOANS, CURRENT AND NON CURRENT

Bank loans represent the amounts due to various banks that are due within and over one year. As of December 31, 2025 and 2024, bank loans consisted of the following:

	As of December 31,
	2025	2024
Short-term bank loans:
Loan from China Citic Bank	$2,860	$2,740
Loan from Bank of Beijing	-	2,740
Loan from Xiamen International Bank	-	2,740
Loan from Huaxia Bank	2,145	1,370
Loan from China Construction Bank	1,430	-
	$6,435	$9,590
Long-term bank loans:
Loan from China Construction Bank	$-	$1,370
	$-	$1,370

Short-term bank loans

For the year ended December 31, 2025, the Company entered into loan agreements with three banks, pursuant to the Company borrowed an aggregate of $7,652 from the banks with maturity dates due in August 2025 through April 2026. The loan bore per annum interest rates ranging between 3.20% and 4.75%. For the year ended December 31, 2025, the Company also repaid an aggregate of $12,522 to banks.

For the year ended December 31, 2024, the Company entered into loan agreements with four banks, pursuant to the Company borrowed an aggregate of $12,507 from the banks with maturity dates due in August 2024 through June 2025. The loan bore per annum interest rates ranging between 3.10% and 5.50%. For the year ended December 31, 2024, the Company also repaid an aggregate of $6,949 to two banks.

For the year ended December 31, 2023, the Company entered into loan agreements with two banks, pursuant to the Company borrowed an aggregate of $4,660 from the banks with maturity dates due in February 2024 through May 2024. The loan bore per annum interest rates ranging between 4.50% and 6.00%. For the year ended December 31, 2023, the Company also repaid an aggregate of $4,802 to four banks.

Interest expenses amounted to $366, $372 and $271 for the years ended December 31, 2025, 2024 and 2023, respectively. The weighted average interest rates of short-term loans outstanding were 4.90%, 5.78% and 6.69% per annum for the years ended December 31, 2025, 2024 and 2023, respectively.

Long-term bank loans

For the year ended December 31, 2023, the Company entered into loan agreements with one bank, pursuant to the Company borrowed a three-year bank borrowing of $1,412 from the banks with maturity date due in September 2026. The loan bore an interest rates of 3.95% per annum. As of December 31, 2024, the Company classified the borrowing as a long-term loan, as of December 31, 2025, the Company classified the borrowing as a current liability based on its maturity.

Guarantee information

As of December 31, 2025, the guarantee information for bank borrowings were as below:

The loans from Huaxia Bank Co., Ltd. West Railway Station Branch were guaranteed by Beijing Zhongguancun   Technology Financing Guarantee Co., Ltd, and Mr. Bing Zhang, the Chairman of the Company’s board of directors.

The loans from China Citic Bank were guaranteed by Horgos and Mr. Bing Zhang.